Debt (Details 19) (Predecessor, Unsecured debt financing, 2012 Credit Facility, USD $)	0 Months Ended
	Oct. 09, 2012	Mar. 11, 2014	Jan. 28, 2014	Oct. 09, 2012 entity
Credit facilities
Maximum borrowing capacity	$ 2,300,000,000	$ 2,300,000,000	$ 2,300,000,000	$ 2,300,000,000
Term of debt instrument	3 years
Line of Credit Facility Number of Banks	10			10
Base rate
Credit facilities
Variable rate basis	base rate
Margin added to variable rate basis (as a percent)	2.00%
LIBOR
Credit facilities
Variable rate basis	LIBOR
Margin added to variable rate basis (as a percent)	2.00%